RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group for the years ended December 31, 2024, 2023 and 2022:

Name of related parties	Relationship with the Group
I-Mab Biopharma (Hangzhou) Co., Ltd	Subsidiary of the Group before September 15, 2020; Affiliate of the Group from September 15, 2020 to April 2, 2024.
ABio-X Holdings, Inc.

ABio-X is a wholly-owned subsidiary of C-Bridge V Investment Holding Limited, which is a wholly-owned subsidiary of C-Bridge Healthcare Fund V, L.P. C-Bridge Healthcare Fund V, L.P. and its affiliates hold more than 15% of the total outstanding shares of the Company.

On February 6, 2024, the Group participated in the Series C fundraising of TJBio Hangzhou and invested $19.0 million in exchange for 5.65% of equity interest. See Note 7 – Investments and put right liabilities. for more information. For the year ended December 31, 2022, the Group paid TJBio Hangzhou $2.8 million in connection with the license and sublicense agreement with Ferring and recognized a reduction in revenue of the same amount. See Note 12 – Licensing and collaboration arrangements, for more information.

During the year ended December 31, 2024, the Group recognized $0.2 million in consulting and secondment expenses from ABio-X Holdings, Inc.